Reserves for Closed Properties and Property, Plant and Equipment-Related Impairment Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended
	Feb. 26, 2011	Feb. 23, 2013 Store	Feb. 25, 2012	Feb. 26, 2011	Dec. 01, 2012 Save-A-Lot [Member]	Sep. 08, 2012 Save-A-Lot [Member] Store	Feb. 23, 2013 Save-A-Lot [Member] Store	Feb. 23, 2013 Retail Food [Member]	Sep. 08, 2012 Retail Food [Member]
Significant Activity In Property Plant And Equipment [Line Items]
Number of non-strategic stores closed		22				22	22
Impairment charge					$ 10	$ 16
Impairment of long-lived assets related to store closures, abandonment of software under development							16	191	13
Property, plant and equipment-related impairment charges	$ 7		$ 3	$ 11